Basis of presentation and accounting policies (Details)							1 Months Ended	12 Months Ended
		Dec. 01, 2022	Dec. 16, 2021	Dec. 15, 2021	Nov. 24, 2020	Nov. 23, 2020	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Abafor S.A
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								100.00%	100.00%	100.00%
ACI Airport Sudamerica S.A.U.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								100.00%	100.00%	100.00%
ACI Airports Italia S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								100.00%	100.00%	100.00%
America International Airports LLC
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								100.00%	100.00%	100.00%
Anabe ITG S.L.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								1.00%
Cargo & Logistics S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								82.89%	82.10%	81.81%
Cedicor S.A
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary					95.80%	95.37%		100.00%	100.00%	100.00%
Cerealsur S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								100.00%	100.00%	100.00%
Corporacion Aeroportuaria S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								99.98%	99.98%	99.98%
Corporacion America Italia S.p.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								75.00%	75.00%	75.00%
Corporacion America S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary		97.22%	96.18%	95.80%			96.18%	97.22%	96.18%	95.80%
Corporacion America Sudamericana S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								96.53%	95.50%	95.12%
DICASA Spain S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								100.00%	100.00%	100.00%
Inframerica Participacoes S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								99.98%	99.97%	99.97%
Yokelet S.L.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								100.00%	100.00%	100.00%
ACI do Brasil S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]							94.79%	93.78%	93.40%
Aeropuerto de Bahia Blanca S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]							82.64%	81.75%	81.43%
Aeropuertos Argentina 2000 S.A.("AA2000")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]							82.69%	81.91%	81.62%
Aeropuertos del Neuquen S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]							75.54%	74.73%	74.44%
Armenia International Airports C.J.S.C.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								100.00%	100.00%	100.00%
CAAirports International Services S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								100.00%	100.00%	100.00%
Consorcio Aeropuertos Internacionales S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]							77.77%	76.95%	76.64%
Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								50.99%	50.99%	50.98%
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								99.98%	99.98%	99.98%
Paoletti America S.A
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1],[2]							41.35%	40.95%	40.81%
Puerta del Sur S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary								100.00%	100.00%	100.00%
Servicios y Tecnologia Aeroportuaria S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]							82.79%	82.01%	81.72%
TCU S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]							100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[2]							49.99%	49.99%	49.99%
Texelrio S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]							57.88%	57.34%	57.13%
Toscana Aeroporti S.p.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[4]							46.71%	46.71%	46.71%
Villalonga Furlong S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]							82.90%	82.12%	81.83%

[1]	(7) In November 2020, December, 2021, and December 2022 Cedicor S.A.’s contributions in Corporación América S.A. were capitalized increasing its participation from 95.37% to 95.80% in 2020, from 95.80% to 96.18% in 2021 and from 96.18% to 97.22% in 2022, indirectly modifying the participation in the operating subsidiaries.
[2]	(3) The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[3]	(4) The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[4]	(6) The Group TA has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l. and Toscana Aeroporti Construzioni S.r.l. Additionally, the Group TA had control over Toscana Aeroporti Handling S.r.l. until December 30, 2022, when sold an 80% of its participation.